SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through August 14, 2023, which is the date these consolidated financial statements were issued, and has concluded no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.

NOTE 24 – SUBSEQUENT EVENTS

Executive-Led Private Placement

In January 2023, the Company entered into Securities Purchase Agreements with certain investors (each a “Purchaser”), including Sabas Carrillo, the Company’s Chief Executive Officer, Patty Chan, the Company’s Interim Chief Financial Officer, and Robert Baca, the Company’s Interim Chief Legal Officer. Pursuant to the SPA, the Company issued (i) 14,071,431 shares of Series V Preferred Stock at $0.14 per share which is equal to the closing share price of the Company’s common stock (the “Common Stock”) on December 30, 2022 on an as-converted-to-common stock-basis of 10 shares of common stock for each one share of Series V Preferred Stock or $0.014 per share of Common Stock and (ii) 70,357,155 warrants (the “Warrants”) to purchase up to 70,357,155 of Common Stock with an exercise price of $0.028 or equivalent to two times the as-converted-to-common stock purchase price of $0.014. The Company received total gross proceeds of $1.97 million from the private placement transaction (the “Private Placement”).

Litigation Updates

1149 South LA Street Fashion District, LLC vs Unrivaled Brands, Inc. - On January 30, 2023, 1149 South LA Street Fashion District, LLC and 1135 South LA Street Fashion District LLC filed an action against the Company and other defendants in the Superior Court of the State of California, County of Los Angeles Case No. 23STCV01994, alleging claims for breach of written contract, breach of written guaranty, breach of implied covenant of good faith and fair dealing, waste, and declaratory relief. The complaint claims at least $0.58 million in damages. The Company has not yet responded to the complaint. Because no conclusion has been formed as to whether an unfavorable outcome is either probable or remote, no opinion is expressed as to the likelihood of an unfavorable outcome or the amount or range of any possible loss to the Company.

Banking Environment

Silicon Valley Bank (“SVB”) and Signature Bank was closed on March 10, 2023 and March 12, 2023, respectively, by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. At the time of closing, the Company did not maintain any of its cash and cash equivalents with SVB or Signature. The Company maintains cash balances at its physical locations, which are not currently insured, and with various U.S. banks and credit unions and does not have any balance in excess of the Federal Deposit Insurance Corporation and National Credit Union Share Insurance Fund limits, respectively. The Company does not believe it will be impacted by the closure of SVB and Signature Bank and will continue to monitor the situation as it evolves.